Pensions and Post-Employment Benefits - Sensitivity Analysis of Pension and Other Post-Employment Benefits (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ (3,145)
Sensitivity, possible decrease in actuarial assumption	3,386
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	251
Sensitivity, possible decrease in actuarial assumption	(214)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	1,902
Sensitivity, possible decrease in actuarial assumption	(1,698)
Pension defined benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(3,074)
Sensitivity, possible decrease in actuarial assumption	3,303
Pension defined benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	205
Sensitivity, possible decrease in actuarial assumption	(177)
Pension defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	1,902
Sensitivity, possible decrease in actuarial assumption	(1,698)
Other post employment benefits [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(71)
Sensitivity, possible decrease in actuarial assumption	83
Other post employment benefits [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	46
Sensitivity, possible decrease in actuarial assumption	(37)
Other post employment benefits [Member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	0
Sensitivity, possible decrease in actuarial assumption	$ 0